Subsequent Events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent Events
33. Subsequent Events

(1)
On April 27, 2026, the Company entered into a share transfer agreement with Daiwa Next Bank, Ltd. to transfer all shares in ORIX Bank Corporation, a consolidated subsidiary of the Company (hereinafter, the “Target”). Pursuant to this agreement, the share transfer is scheduled to be completed by October 2026, and upon the completion of the transfer, the Target will be excluded from the Company’s scope of consolidation. The Target is included in the Banking and Credit segment, and as the transfer is expected to be completed during the fiscal year ending March 31, 2027, the Company expects to record a net gain of approximately ¥124.2 billion on a pre-tax basis in connection with the transfer in the consolidated financial statements for that fiscal year.

(2)
On May 11, 2026, the Company’s Board of Directors has passed a resolution approving the matters required under Article 156, Paragraph 1 of the Companies Act for the repurchase of its own shares for capital efficiency and shareholder returns, pursuant to Articles 34 of the Articles of Incorporation, which is in accordance with Article 459, Paragraph 1 of the Companies Act.

Details of Share Repurchase

•	Class of shares to be repurchased: Common shares

•	Total number of shares: Up to 100,000,000 shares (approximately 9.1% of the total outstanding shares (excluding treasury shares))

•	Total purchase price of shares to be repurchased: Up to 250 billion yen

•	Repurchase period: From May 22, 2026 to March 31, 2027

•	Method of share repurchase: Market purchases based on the discretionary dealing contract regarding repurchase of own shares